Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Ordinary shares, par value	$ 0.00006	$ 0.00006
Ordinary shares, shares authorized	83,333,333	83,333,333
Ordinary shares, shares issued	49,912,570	9,657,175
Ordinary shares, shares outstanding	49,912,570	9,657,175
Series A1 Convertible Preferred Shares
Convertible preferred shares, par value		$ 0.00006
Convertible preferred shares, shares authorized		8,466,667
Convertible preferred shares, shares issued		8,466,665
Convertible preferred shares, shares outstanding		8,466,665
Series A2 Convertible Preferred Shares
Convertible preferred shares, par value		$ 0.00006
Convertible preferred shares, shares authorized		8,904,032
Convertible preferred shares, shares issued		8,442,221
Convertible preferred shares, shares outstanding		8,442,221
Series B1 Convertible Preferred Shares
Convertible preferred shares, par value		$ 0.00006
Convertible preferred shares, shares authorized		5,562,337
Convertible preferred shares, shares issued		5,562,335
Convertible preferred shares, shares outstanding		5,562,335
Series B2 Convertible Preferred Shares
Convertible preferred shares, par value		$ 0.00006
Convertible preferred shares, shares authorized		3,973,098
Convertible preferred shares, shares issued		3,973,096
Convertible preferred shares, shares outstanding		3,973,096